UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3101

CALVERT TAX-FREE RESERVES
(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31
Date of reporting period: Fiscal quarter ended September 30, 2009

Item 1. Schedule of Investments.
CALVERT TAX-FREE RESERVES MONEY MARKET PORTFOLIO SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009

MUNICIPAL OBLIGATIONS - 98.3%	PRINCIPAL AMOUNT	VALUE
Alabama - 2.1%
Calhoun County Alabama Economic Development Council Revenue VRDN, 0.60%, 4/1/21, LOC: Bank of America (r)	$6,150,000	$6,150,000
Colbert County Alabama Industrial Development Board Revenue VRDN, 0.50%, 10/1/11, LOC: Wachovia Bank (r)	800,000	800,000
Mobile County Alabama IDA Revenue VRDN, 0.50%, 4/1/20, LOC: Wachovia Bank (r)	2,340,000	2,340,000
Tuscaloosa County Alabama IDA Gulf Opportunity Zone Revenue VRDN, 0.50%, 3/1/27, LOC: JPMorgan Chase Bank (r)	4,800,000	4,800,000
		14,090,000

Alaska - 1.7%
Alaska State Industrial Development & Export Authority Revenue VRDN, 0.40%, 4/1/34, LOC: Union Bank (r)	11,625,000	11,625,000

Arizona - 3.3%
Arizona State Health Facilities Authority Revenue VRDN:
0.33%, 3/1/33, LOC: Bank of America (r)	4,200,000	4,200,000
0.38%, 12/1/37, LOC: Sovereign Bank (r)	5,000,000	5,000,000
Pinal County Arizona IDA and Solid Waste Disposal Revenue VRDN, 0.75%, 8/1/22, LOC: Farm Credit Services, C/LOC: CoBank (r)	3,700,000	3,700,000
Tucson Arizona IDA Revenue VRDN, 0.35%, 1/15/32, LOC: Fannie Mae, U.S. Government Insured (r)	6,635,000	6,635,000
Yavapai County Arizona IDA Solid Waste Disposal Revenue VRDN, 0.40%, 8/1/27, LOC: UBS AG (r)	2,300,000	2,300,000
		21,835,000

California - 2.6%
California State Health Facilities Financing Authority Revenue Bonds, 6.25%, 12/1/34 (prerefunded 12/01/09 @ 101)	6,000,000	6,103,836
California State Pollution Control Financing Authority Revenue VRDN:
0.48%, 9/1/10, LOC: Bank of the West (r)	2,605,000	2,605,000
0.60%, 3/1/16, LOC: Comerica Bank (r)	1,445,000	1,445,000
California Statewide Communities Development Authority Special Tax Revenue VRDN, 0.65%, 5/1/22, LOC: Bank of the West, C/LOC: CALSTRs (r)	1,470,000	1,470,000
Victorville California MFH Revenue VRDN, 0.78%, 12/1/15, LOC: Citibank (r)	5,915,000	5,915,000
		17,538,836

Colorado - 4.8%
Aurora Centretech Colorado Metropolitan District GO VRDN, 0.40%, 12/1/28, LOC: U.S. Bank (r)	3,170,000	3,170,000
Burlingame Colorado Housing, Inc. Revenue Bonds, 6.00%, 11/1/29 (prerefunded 11/01/09 @ 101)	2,250,000	2,282,428
Colorado State Housing and Finance Authority Revenue VRDN:
0.25%, 10/15/16, LOC: Fannie Mae, U.S. Government Insured (r)	5,610,000	5,610,000
0.25%, 10/15/16, GA: Fannie Mae, U.S. Government Insured (r)	7,540,000	7,540,000
0.33%, 10/1/30, BPA: FHLB, CF: Colorado - HFA (r)	1,530,000	1,530,000
0.35%, 2/1/31, LOC: Fannie Mae (r)	3,040,000	3,040,000
Englewood Colorado MFH Revenue VRDN, 0.30%, 12/1/26, LOC: Freddie Mac (r)	2,860,000	2,860,000
Meridian Ranch Colorado Metropolitan District GO VRDN, 0.40%, 12/1/38, LOC: U.S. Bank (r)	2,135,000	2,135,000
Westminster Colorado Economic Development Authority Revenue Tax Increment VRDN, 0.25%, 12/1/28, LOC: U.S. Bank (r)	3,700,000	3,700,000
		31,867,428

Connecticut - 1.3%
Connecticut State Development Authority Revenue Bonds, 0.23%, 7/1/15, LOC: HSBC USA, Inc. (r)	1,775,000	1,775,000
Connecticut State Health & Educational Facility Authority Revenue VRDN, 0.42%, 7/1/38, LOC: Sovereign Bank, C/LOC: Standard Chartered (r)	4,865,000	4,865,000
Connecticut State Housing Finance Authority Revenue VRDN, 0.35%, 7/1/32, LOC: HSBC USA, Inc. (r)	2,260,000	2,260,000
		8,900,000

District Of Columbia - 3.1%
District of Columbia GO VRDN, 0.40%, 6/1/27, LOC: Dexia Credit Local (r)	10,000,000	10,000,000
District of Columbia Housing Finance Agency Revenue VRDN, 0.37%, 11/1/38, LOC: Freddie Mac (r)	3,850,000	3,850,000
District of Columbia Revenue VRDN:
0.37%, 9/1/23, LOC: Bank of America (r)	3,900,000	3,900,000
0.29%, 4/1/38, LOC: PNC Bank (r)	3,000,000	3,000,000
		20,750,000

Florida - 5.3%
Collier County Florida Educational Facilities Authority Revenue VRDN, 0.40%, 10/1/36, LOC: Comerica Bank (r)	3,900,000	3,900,000
Collier County Florida MFH Finance Authority Revenue VRDN, 0.32%, 7/15/34, LOC: Fannie Mae (r)	2,900,000	2,900,000
Dade County Florida IDA Revenue VRDN, 0.23%, 1/1/16, LOC: Societe Generale (r)	6,200,000	6,200,000
Lakeland Florida Energy System Revenue VRDN, 0.41%, 10/1/37, LOC: SunTrust Bank (r)	8,085,000	8,085,000
Lee County Florida IDA Revenue Bonds, 5.75%, 11/15/11 (prerefunded 11/15/09 @ 101)	1,015,000	1,030,644
Lee Memorial Health System Florida Revenue VRDN, 0.30%, 4/1/33, LOC: Northern Trust Co. (r)	2,000,000	2,000,000
Palm Beach County Florida Health Facilities Authority Revenue VRDN, 0.41%, 12/1/31, LOC: SunTrust Bank (r)	6,000,000	6,000,000
Palm Beach County Florida Revenue VRDN, 1.13%, 1/1/34, LOC: TD Bank (r)	750,000	750,000
Sunshine State Florida Governmental Financing Commission Revenue VRDN, 0.41%, 7/1/16, LOC: Dexia Credit Local (r)	4,200,000	4,200,000
		35,065,644
Georgia - 3.0%
Athens-Clarke County Georgia Unified Government Development Authority Revenue VRDN, 0.41%, 9/1/31, LOC: SunTrust Bank (r)	2,500,000	2,500,000
Atlanta Georgia Airport and Marina Improvement Revenue Bonds, 5.60%, 1/1/30 (prerefunded 1/01/10 @ 101)	10,975,000	11,220,076
Fulton County Georgia IDA Revenue VRDN, 0.77%, 12/1/10, LOC: Branch Bank & Trust (r)	1,000,000	1,000,000
Gainesville & Hall County Georgia Development Authority Revenue VRDN, 0.28%, 11/15/33, LOC: Toronto Dominion Bank, Radian Asset Assurance, Inc. (r)	5,000,000	5,000,000
		19,720,076

Hawaii - 2.2%
Hawaii State Department of Budget & Finance Revenue VRDN:
0.40%, 5/1/19, LOC: First Hawaiian Bank (r)	10,535,000	10,535,000
0.55%, 12/1/21, LOC: Union Bank (r)	4,080,500	4,080,500
		14,615,500

Illinois - 4.0%
Illinois State Development Finance Authority Revenue VRDN:
0.41%, 6/1/19, LOC: Northern Trust Co. (r)	6,565,000	6,565,000
0.41%, 4/1/35, LOC: Northern Trust Co. (r)	5,000,000	5,000,000
Illinois State Educational Facilities Authority Revenue VRDN, 0.37%, 6/1/29, LOC: JPMorgan Chase Bank (r)	5,100,000	5,100,000
Illinois State Finance Authority Revenue VRDN, 0.30%, 2/15/33 LOC: Northern Trust Co. (r)	3,200,000	3,200,000
Illinois State Health Facilities Authority Revenue VRDN, 0.30%, 8/15/33, LOC: Bank of America (r)	2,340,000	2,340,000
Springfield Illinois Community Improvement Revenue VRDN, 0.36%, 9/1/17, LOC: Harris National (r)	4,800,000	4,800,000
		27,005,000

Indiana - 4.9%
Elkhart County Indiana Economic Development Revenue VRDN, 2.12%, 4/1/28, LOC: FHLB (r)	2,305,000	2,305,000
Goshen Indiana Economic Development Revenue VRDN, 0.45%, 10/1/42, LOC: JPMorgan Chase Bank (r)	9,800,000	9,800,000
Indiana State Development Finance Authority Revenue VRDN:
2.95%, 7/1/18, LOC: JPMorgan Chase Bank (r)	700,000	700,000
2.95%, 4/1/22, LOC: JPMorgan Chase Bank (r)	685,000	685,000
Jasper County Indiana Industrial Economic Recovery Revenue VRDN, 0.70%, 2/1/22, LOC: Farm Credit Services, C/LOC: Rabobank (r)	5,275,000	5,275,000
Portage Indiana Industrial Pollution Control Revenue VRDN, 0.90%, 5/1/18, LOC: Bank of Tokyo-Mitsubishi UFJ (r)	5,150,000	5,150,000
Spencer County Indiana Industrial Pollution Control Revenue VRDN, 0.90%, 11/1/18, LOC: Mizuho Corp. Bank Ltd. (r)	3,680,000	3,680,000
Terre Haute Indiana International Airport Authority Revenue VRDN, 0.45%, 2/1/21, LOC: Old National Bank, C/LOC: Northern Trust Co. (r)	1,860,000	1,860,000
Vigo County Indiana Industrial Economic Development Revenue VRDN, 0.55%, 5/1/16, LOC: Old National Bank, C/LOC: Wells Fargo Bank (r)	3,200,000	3,200,000
		32,655,000

Iowa - 4.4%
Hills City Iowa Health Facilities Revenue VRDN, 0.55%, 8/1/35, LOC: Allied Irish Bank (r)	19,790,000	19,790,000
Iowa State Finance Authority Revenue VRDN, 0.70%, 7/1/18, LOC: Citizen Business Bank, C/LOC: Wells Fargo Bank (r)	3,650,000	3,650,000
Iowa State Higher Education Loan Authority Revenue VRDN:
0.55%, 10/1/24, LOC: Allied Irish Bank (r)	1,245,000	1,245,000
0.55%, 10/1/33, LOC: Allied Irish Bank (r)	4,825,000	4,825,000
		29,510,000

Kentucky - 1.0%
Morehead Kentucky League of Cities Funding Trust Lease Program Revenue VRDN, 0.32%, 6/1/34, LOC: U.S. Bank (r)	3,954,500	3,954,500
Winchester Kentucky Industrial Building Revenue VRDN, 0.65%, 10/1/18, LOC: Wachovia Bank (r)	2,400,000	2,400,000
		6,354,500

Louisiana - 1.4%
Louisiana State GO Revenue VRDN, 0.30%, 7/15/26, LOC: BNP Paribas (r)	6,460,000	6,460,000
Louisiana State Housing Finance Agency Revenue VRDN, 0.40%, 3/15/37, LOC: Fannie Mae (r)	3,140,000	3,140,000
		9,600,000

Maryland - 6.1%
Anne Arundel County Maryland GO Bonds, 5.00%, 3/1/10	4,000,000	4,073,237
Anne Arundel County Maryland MFH Revenue VRDN, 0.27%, 10/1/33, LOC: Freddie Mac (r)	3,270,000	3,270,000
Baltimore Maryland MFH Revenue VRDN, 0.37%, 4/15/34, GA: Fannie Mae, U.S. Government Insured (r)	1,794,000	1,794,000
Maryland State GO Bonds, 5.25%, 2/15/10	2,000,000	2,035,148
Maryland State Health & Higher Educational Facilities Authority Revenue VRDN:
0.43%, 1/1/21, LOC: M&T Trust Co. (r)	7,905,000	7,905,000
0.27%, 7/1/34, LOC: Bank of America (r)	1,000,000	1,000,000
0.32%, 7/1/34, LOC: Bank of America (r)	2,700,000	2,700,000
0.41%, 7/1/41, LOC: SunTrust Bank (r)	12,000,000	12,000,000
Montgomery County Maryland Housing Opportunities Commission Revenue VRDN, 0.20%, 8/1/15, LOC: Fannie Mae (r)	6,200,000	6,200,000
		40,977,385

Massachusetts - 1.1%
Boston Massachusetts Economic Development & Industrial Corp. Revenue Bonds, 4.50%, 6/1/30, LOC: State Street Bank & Trust (mandatory put, 6/1/10 @ 100)	3,000,000	3,074,310
Massachusetts State Development Finance Agency Revenue VRDN, 0.32%, 9/1/35, LOC: TD Bank (r)	3,975,000	3,975,000
		7,049,310

Michigan - 0.3%
Michigan State Strategic Fund LO Revenue VRDN, 0.39%, 3/1/36, LOC: Deutsche Bank (r)	2,000,000	2,000,000

Minnesota - 0.9%
Richfield Minnesota MFH Revenue VRDN, 0.35%, 3/1/34, LOC: Freddie Mac (r)	5,810,000	5,810,000

Mississippi - 2.5%
Mississippi State Business Finance Corp. Revenue VRDN, 0.31%, 3/1/17, LOC: PNC Bank (r)	8,485,000	8,485,000
Mississippi State Home Corp. MFH Revenue VRDN, 0.49%, 8/15/40, CF: Fannie Mae (r)	1,700,000	1,700,000
Prentiss County Mississippi Revenue VRDN, 1.15%, 10/1/17, LOC: Nordea Bank AB (r)	6,750,000	6,750,000
		16,935,000

Missouri - 2.7%
Carthage Missouri IDA Revenue VRDN, 0.65%, 9/1/30, LOC: Wachovia Bank (r)	2,000,000	2,000,000
Kansas City Missouri IDA & MFH Revenue VRDN, 0.35%, 9/15/32, LOC: Fannie Mae (r)	4,655,000	4,655,000
Missouri State Health & Educational Facilities Authority Revenue VRDN:
0.28%, 5/15/23, LOC: UBS AG (r)	7,100,000	7,100,000
0.35%, 12/1/35, LOC: Commerce Bank (r)	4,500,000	4,500,000
		18,255,000

New Hampshire - 0.4%
New Hampshire State Health & Education Facilities Authority Revenue VRDN, 0.35%, 10/1/23, LOC: Bank of America (r)	2,715,000	2,715,000

New Jersey - 0.7%
New Jersey State Turnpike Authority Revenue VRDN, 0.35%, 1/1/24, LOC: Bank of Nova Scotia (r)	4,800,000	4,800,000

New Mexico - 0.8%
New Mexico State GO Bonds, 5.00%, 3/1/10	5,000,000	5,090,680

New York - 5.2%
Albany New York IDA Revenue VRDN, 0.50%, 6/1/34, LOC: M&T Trust Co. (r)	5,800,000	5,800,000
Cohoes New York IDA Urban Revenue VRDN, 0.35%, 12/1/33, LOC: Bank of America (r)	7,700,000	7,700,000
Monroe County New York IDA Revenue VRDN, 0.60%, 12/1/34, LOC: M&T Trust Co. (r)	1,495,000	1,495,000
New York City Housing Development Corp. Revenue VRDN, 0.25%, 5/15/39, CF: Fannie Mae, U.S. Government Insured (r)	4,435,000	4,435,000
New York City IDA Revenue VRDN, 0.60%, 2/1/35, LOC: M&T Trust Co. (r)	1,765,000	1,765,000
New York Metropolitan Transportation Authority Revenue VRDN, 0.30%, 11/1/34, LOC: BNP Paribas (r)	3,500,000	3,500,000
New York State Housing Finance Agency Revenue VRDN:
0.30%, 5/15/36, LOC: Fannie Mae (r)	5,200,000	5,200,000
0.20%, 5/15/37, LOC: Fannie Mae (r)	700,000	700,000
Oswego County New York Industrial Development Agency Civic Facilities Revenue VRDN, 0.50%, 1/1/24, LOC: M&T Trust Co. (r)	4,255,000	4,255,000
		34,850,000
North Carolina - 0.5%
Cumberland County North Carolina GO Bonds, 5.80%, 3/1/19 (prerefunded 3/01/10 @ 102)	3,400,000	3,541,513

Ohio - 1.5%
Cleveland City Ohio Water Revenue VRDN, 0.28%, 1/1/33, LOC: BNP Paribas (r)	4,135,000	4,135,000
Hamilton County Ohio Healthcare and Life Enriching Community Revenue VRDN, 0.40%, 1/1/37, LOC: PNC Bank (r)	5,540,000	5,540,000
		9,675,000

Oklahoma - 0.7%
Pittsburg County Oklahoma Economic Development Authority Revenue VRDN, 0.46%, 10/1/21, LOC: PNC Bank (r)	5,000,000	5,000,000

Pennsylvania - 5.2%
Allegheny County Pennsylvania Hospital Development Authority Revenue VRDN, 0.40%, 7/15/28, LOC: Fannie Mae (r)	1,885,000	1,885,000
Allegheny County Pennsylvania IDA Revenue VRDN, 0.31%, 6/1/38, LOC: PNC Bank (r)	2,800,000	2,800,000
Beaver County Pennsylvania IDA Revenue VRDN, 0.30%, 4/1/41, LOC: Barclays Bank (r)	5,000,000	5,000,000
Butler County Pennsylvania IDA Revenue VRDN, 0.33%, 5/1/34, LOC: Bank of America (r)	2,415,000	2,415,000
Cumberland County Pennsylvania Municipal Authority Revenue VRDN:
0.33%, 1/1/41, LOC: KBC Bank (r)	5,000,000	5,000,000
0.33%, 1/1/43, LOC: KBC Bank (r)	2,545,000	2,545,000
Haverford Township Pennsylvania School District GO VRDN, 0.40%, 3/1/30, LOC: TD Bank (r)	2,000,000	2,000,000
Moon Pennsylvania IDA Revenue VRDN, 0.35%, 7/1/38, LOC: Bank of Scotland (r)	6,500,000	6,500,000
Pennsylvania State Higher Educational Facilities Authority Revenue VRDN, 0.40%, 11/1/36, LOC: Sovereign Bank, C/LOC: UniCredit SpA (r)	6,280,000	6,280,000
		34,425,000

Puerto Rico - 1.7%
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, 6.00%, 7/1/37 (prerefunded 7/01/10 @ 101)	10,000,000	10,491,425
Puerto Rico Public Finance Corp. Revenue Bonds, 5.70%, 8/1/25, CF: AMBAC (prerefunded 2/01/10 @ 100)	1,000,000	1,016,634
		11,508,059

Rhode Island - 0.3%
Rhode Island State Health & Educational Building Corp. Revenue VRDN, 0.60%, 12/1/31, LOC: RBS Citizens (r)	2,200,000	2,200,000

South Carolina - 1.8%
Dorchester County South Carolina IDA Revenue VRDN, 0.59%, 10/1/24, LOC: Bayerische HypoVereinsbank (r)	5,100,000	5,100,000
South Carolina State Jobs-Economic Development Authority Health Facilities Revenue VRDN, 0.34%, 11/1/31, LOC: Wachovia Bank (r)	3,935,000	3,935,000
South Carolina State Jobs-Economic Development Authority Revenue VRDN, 0.33%, 4/1/27, LOC: Wachovia Bank, CF: Radian Asset Assurance, Inc. (r)	2,900,000	2,900,000
		11,935,000

South Dakota - 0.4%
South Dakota State Housing Development Authority Revenue VRDN, 0.40%, 1/1/44, CF: Freddie Mac (r)	2,420,000	2,420,000

Tennessee - 3.2%
Blount County Tennessee Public Building Authority Revenue VRDN, 0.44%, 6/1/26, LOC: KBC Bank (r)	9,895,000	9,895,000
Loudon Tennessee Industrial Development Board Revenue VRDN, 1.55%, 4/1/13, LOC: JPMorgan Chase Bank (r)	1,315,000	1,315,000
Metropolitan Nashville Tennessee Airport Authority Revenue VRDN, 0.30%, 7/1/19, LOC: Societe Generale (r)	5,500,000	5,500,000
Tennessee State GO Bonds, 2.00%, 11/1/09	4,365,000	4,370,307
		21,080,307

Texas - 5.6%
Garland Texas Independent School District GO VRDN, 0.60%, 6/15/29, BPA: Bank of America, GA: Texas Permanent School Fund (mandatory put, 3/4/10 @ 100) (r)	3,800,000	3,800,000
Harris County Cultural Education Facilities Finance Corp. Revenue VRDN, 0.50%, 6/1/38, LOC: Regions Bank (r)	11,000,000	11,000,000
HFDC of Central Texas Inc. Revenue VRDN, 0.36%, 5/15/38, LOC: Sovereign Bank, C/LOC: KBC Bank (r)	6,500,000	6,500,000
North Central Texas Health Facility Development Corp. Revenue Bonds, 7.50%, 11/15/29 (prerefunded 11/15/09 @ 102)	5,350,000	5,502,241
Oakbend Texas Medical Center Revenue VRDN, 0.65%, 12/1/38, LOC: Regions Bank (r)	1,500,000	1,500,000
Red River Texas Educational Finance Revenue VRDN, 0.32%, 12/1/31, LOC: Allied Irish Bank (r)	1,080,000	1,080,000
San Antonio Texas Electric And Gas Utility Revenue Bonds, 5.75%, 2/1/15 (prerefunded 2/01/10 @ 100)	4,050,000	4,118,034
Tarrant County Texas Industrial Development Corp. Revenue VRDN, 0.62%, 9/1/27, LOC: JPMorgan Chase Bank (r)	3,845,000	3,845,000
		37,345,275

Utah - 0.4%
Utah State Housing Corp. MFH Revenue VRDN, 0.40%, 4/1/42, LOC: Freddie Mac, U.S. Government Insured (r)	1,200,000	1,200,000
Utah State Housing Corp. Single Family Revenue VRDN, 0.43%, 7/1/36, BPA: Bayerische Landesbank, CF: Utah Housing Corporation (r)	1,440,000	1,440,000
		2,640,000

Vermont - 3.3%
Vermont State Educational & Health Buildings Financing Agency Revenue VRDN:
0.44%, 6/1/22, LOC: Chittenden Trust Company, C/LOC: Wachovia Bank (r)	1,235,000	1,235,000
0.32%, 10/1/28, LOC: TD Bank (r)	965,000	965,000
0.35%, 10/1/30, LOC: TD Bank (r)	10,210,000	10,210,000
0.40%, 1/1/33, LOC: TD Bank (r)	3,635,000	3,635,000
0.57%, 10/1/36, LOC: Key Bank (r)	4,025,000	4,025,000
Vermont Student Assistance Corp. Educational Loans Revenue VRDN, 0.38%, 12/15/40, LOC: Lloyds TSB Bank (r)	2,000,000	2,000,000
		22,070,000

Virginia - 3.0%
Alexandria Virginia IDA Revenue VRDN, 0.37%, 10/1/30, LOC: Branch Bank & Trust, AMBAC Insured (r)	12,295,000	12,295,000
Virginia Commonwealth University Revenue VRDN, 0.40%, 7/1/37, LOC: Branch Bank & Trust (r)	7,550,000	7,550,000
		19,845,000

Washington - 0.5%
Washington State Health Care Facilities Authority Revenue VRDN, 0.37%, 11/15/26, LOC: Citibank (r)	3,255,000	3,255,000

Wisconsin - 3.9%
Badger Wisconsin Tobacco Asset Securitization Corp. Revenue Bonds, 5.50%, 6/1/10 (escrowed to maturity)	3,650,000	3,764,969
Grafton Wisconsin IDA Revenue VRDN, 0.65%, 12/1/17, LOC: U.S. Bank (r)	1,635,000	1,635,000
Wisconsin State Health & Educational Facilities Authority Revenue VRDN:
0.50%, 11/1/23, LOC: U.S. Bank (r)	5,800,000	5,800,000
0.35%, 12/1/32, LOC: JPMorgan Chase Bank (r)	4,650,000	4,650,000
0.27%, 4/1/35, LOC: U.S. Bank (r)	10,050,000	10,050,000
3.50%, 2/1/38, LOC: Marshall & Ilsley Bank (r)	300,000	300,000
		26,199,969
Wyoming - 0.5%
Gillette Wyoming Pollution Control Revenue VRDN, 0.28%, 1/1/18, LOC: Barclays Bank (r)	3,200,000	3,200,000

Total Municipal Obligations (Cost $655,954,482)		655,954,482

TIME DEPOSIT - 0.0%
State Street Corp. Time Deposit, 0.01%, 10/1/09	167,000	167,000

Total Time Deposit (Cost $167,000)		167,000

TOTAL INVESTMENTS (Cost $656,121,482) - 98.3%		656,121,482
Other assets and liabilities, net - 1.7%		11,203,783
NET ASSETS - 100%		$667,325,265

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Explanation of Guarantees:
BPA: Bond Purchase Agreement
C/LOC: Confirming Letter of Credit
CF: Credit Facility
GA: Guaranty Agreement
LOC: Letter of Credit

Abbreviations:
AMBAC: American Municipal Bond Assurance Corp.
FHLB: Federal Home Loan Bank
GO: General Obligation
HFA: Housing Finance Authority
IDA: Industrial Development Authority
LO: Limited Obligation
MFH: Multi-Family Housing
VRDN: Variable Rate Demand Notes

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CALVERT TAX-FREE BOND FUND SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 96.7%	AMOUNT	VALUE
Alabama - 1.7%
Mobile Alabama Industrial Development Board Pollution Control Revenue Bonds, 4.75%, 6/1/34 (mandatory put, 3/19/12 @ 100) (r)	$2,000,000	$2,121,720
Montgomery Alabama BMC Special Care Facilities Financing Authority Revenue Bonds, 5.00%, 11/15/10 (escrowed to maturity)	2,000,000	2,102,820
		4,224,540

Arkansas - 0.4%
Greene County Arkansas Sales and Use Tax Revenue Bonds, 4.75%, 6/1/11	890,000	937,962

California - 2.9%
California State Department of Water Resources Revenue Bonds:
6.00%, 12/1/10 (prerefunded, escrowed to maturity)	430,000	457,976
6.00%, 12/1/10 (prerefunded, escrowed to maturity)	5,000	5,321
California State GO VRDN, 1.50%, 5/1/40 (r)	2,200,000	2,200,000
Golden State Tobacco Securitization Corp. Revenue Bonds, 5.50%, 6/1/33 (prerefunded 6/01/13 @ 100)	1,000,000	1,138,040
Hawaiian Gardens California Public Finance Authority Tax Allocation Bonds:
5.25%, 12/1/22	1,475,000	1,509,987
5.25%, 12/1/23	1,000,000	1,019,770

Long Beach California Unified School District GO Bonds, Zero Coupon, 8/1/25	1,000,000	442,320
Rio Hondo Community College District GO Bonds, 5.00%, 8/1/30	1,500,000	1,607,040
San Joaquin Hills California Transportation Corridor Agency Revenue Bonds, Zero Coupon, 1/1/26 (escrowed to maturity)	2,000,000	1,044,020
		9,424,474

Colorado - 1.1%
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, 5.375%, 7/1/20 (prerefunded 7/01/12 @ 100)	2,460,000	2,734,413

Connecticut - 1.2%
Connecticut State Health & Educational Facility Authority Revenue Bonds:
5.00%, 7/1/35	490,000	519,581
4.85%, 7/1/37	1,360,000	1,448,455
5.05%, 7/1/42	1,000,000	1,075,140
		3,043,176

Florida - 10.6%
Dade County Florida GO Bonds, 7.75%, 10/1/18	2,000,000	2,701,900
Dade County Florida IDA Revenue Bonds, 8.00%, 6/1/22	895,000	812,338
Highlands County Florida Health Facilities Authority Revenue Bonds, 5.125%, 11/15/32 (r)	2,460,000	2,485,436
Jacksonville Florida Health Facilities Authority Revenue Bonds, 5.00%, 8/15/27	2,000,000	2,024,560
Miami Florida GO Bonds, 5.50%, 1/1/19 (prerefunded 1/01/12 @ 100)	1,000,000	1,101,630
Miami-Dade County Florida Aviation Revenue Bonds, 5.00%, 10/1/41	2,500,000	2,558,400
Miami-Dade County Florida Professional Sports Franchise Facilities Tax Revenue Bonds, 5.25%, 10/1/30 (escrowed to maturity)	2,675,000	3,193,816
Miami-Dade County Florida School Board COPs, 5.00%, 8/1/20	1,000,000	1,041,430
Polk County Florida Transportation Improvement Revenue Bonds, 5.00%, 12/1/25 (r)	3,500,000	3,561,320
Port St. Lucie Florida Community Redevelopment Agency Tax Allocation Bonds, 5.00%, 1/1/20	1,000,000	1,100,000
Sarasota County Florida Public Hospital District Revenue Bonds:
5.50%, 7/1/30	2,100,000	2,152,668
5.625%, 7/1/39	500,000	523,060
University Athletic Association, Inc. Athletic Program Revenue Bonds:
3.75%, 10/1/27 (mandatory put, 10/1/11 @ 100) (r)	1,355,000	1,370,393
3.80%, 10/1/31 (mandatory put, 10/1/11 @ 100) (r)	2,000,000	2,024,660
		26,651,611

Georgia - 1.9%
Columbus Georgia Downtown IDA Revenue Bonds, 5.61%, 7/1/29 (j)(r)	3,900,000	1,891,578
Georgia State GO Bonds:
5.00%, 1/1/27	1,150,000	1,303,755
4.50%, 1/1/29	1,500,000	1,601,715
		4,797,048

Guam - 1.0%
Guam Electric Power Authority Revenue Bonds, 5.25%, 10/1/12	1,000,000	1,006,300
Guam Government Highway and Transportation Authority LO Bonds, 4.50%, 5/1/12	1,500,000	1,540,125
		2,546,425

Hawaii - 0.4%
Honolulu City and County Hawaii GO Bonds, 5.00%, 7/1/26	1,000,000	1,082,370

Illinois - 2.6%
Chicago Illinois Board of Education GO Bonds, Zero Coupon, 12/1/09	4,000,000	3,989,160
Illinois State Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue Bonds, 5.75%, 6/15/41	500,000	524,210
Markham Illinois GO Bonds, 6.00%, 2/1/25	2,000,000	2,089,080
		6,602,450

Indiana - 0.8%
Carmel Indiana Redevelopment Authority Revenue Bonds, 5.00%, 2/1/27	2,000,000	2,117,740

Iowa - 2.8%
Hills City Iowa Health Facilities Revenue VRDN, 0.55%, 8/1/35 (r)	4,600,000	4,600,000
Iowa State Finance Authority Revenue Bonds, 5.25%, 8/1/10	2,475,000	2,572,713
		7,172,713

Kansas - 0.9%
Kansas Development Finance Authority Hospital Revenue Bonds:
5.50%, 11/15/29	1,000,000	1,074,650
5.75%, 11/15/38	1,000,000	1,075,420
		2,150,070

Kentucky - 1.3%
Kentucky Housing Corp. MFH Revenue Bonds:
Project - A, 5.00%, 6/1/35 (mandatory put, 6/1/23 @ 100) (r)	1,000,000	1,017,800
Project - B, 5.00%, 6/1/35 (mandatory put, 6/1/23 @ 100) (r)	2,210,000	2,249,338
		3,267,138

Louisiana - 1.0%
Louisiana State Public Facilities Authority Revenue Bonds, 5.25%, 11/1/17	1,340,000	1,381,768
New Orleans Louisiana Audubon Commission GO Bonds, 5.00%, 10/1/13	1,000,000	1,129,450
		2,511,218

Maryland - 0.4%
Cecil County Maryland Health Department COPs:
Series A, 3.907%, 7/1/14 (r)	218,000	198,624
Series B, 3.907%, 7/1/14 (r)	595,000	542,116
Maryland State Economic Development Corp. Revenue Bonds:
Series B, 6.00%, 7/1/48 (k)*	245,000	130,441
Series C, Zero Coupon, 7/1/48 (k)	337,865	12,724
		883,905

Massachusetts - 0.8%
Massachusetts State Health & Educational Facilities Authority Revenue Bonds:
5.00%, 7/15/35	1,000,000	1,021,410
2.75%, 11/1/38 (mandatory put, 1/4/12 @ 100) (r)	1,000,000	1,023,120
		2,044,530

Michigan - 0.4%
Ann Arbor Michigan School District GO Bonds, 4.75%, 5/1/29	1,000,000	1,026,890

Minnesota - 0.4%
St. Paul Minnesota Port Authority Revenue Bonds, 3.25%, 2/1/28 (mandatory put, 2/1/11 @ 100) (r)	1,000,000	1,013,160

Mississippi - 1.9%
Mississippi State Business Finance Corp. Revenue VRDN, 1.60%, 6/1/28 (r)	3,600,000	3,600,000
Mississippi State Development Bank SO Revenue Bonds, 5.00%, 1/1/18	1,000,000	1,079,320
		4,679,320

Missouri - 0.2%
St. Louis Missouri Airport Revenue Bonds, 5.50%, 7/1/10	465,000	478,080

Nevada - 0.5%
Clark County Nevada GO Bonds, 5.00%, 6/1/30	1,305,000	1,374,309

New Jersey - 4.3%
Essex County New Jersey Improvement Authority Revenue Bonds, 5.25%, 12/15/21	3,280,000	3,847,210
New Jersey State Transportation Trust Fund Authority Revenue Bonds:
5.25%, 12/15/23	1,830,000	2,121,336
6.50%, 6/15/11	1,255,000	1,363,156
New Jersey Tobacco Settlement Financing Corp. Revenue Bonds, 6.125%, 6/1/42 (prerefunded 6/01/12 @ 100)	2,000,000	2,263,460
Ocean County New Jersey Utilities Authority Wastewater Revenue Bonds, 5.25%, 1/1/26	1,000,000	1,219,650
		10,814,812

New Mexico - 2.1%
Albuquerque Bernalillo County Water Utility Authority Revenue Bonds, 5.00%, 7/1/26	1,015,000	1,136,191
New Mexico State Hospital Equipment Loan Council Revenue Bonds, 5.125%, 8/1/35	4,010,000	4,104,636
		5,240,827

New York - 0.5%
New York State Local Government Assistance Corp. Revenue Bonds, 6.00%, 4/1/14	1,000,000	1,131,910

North Carolina - 0.9%
Wake County North Carolina GO Bonds, 5.00%, 3/1/23	2,000,000	2,337,680

North Dakota - 1.1%
Three Affiliated Tribes of the Fort Berthold Reservation North Dakota Revenue Bonds, 7.128%, 11/1/19 (r)	3,555,000	2,724,872

Ohio - 1.9%
Cincinnati City School District COPs, 5.00%, 12/15/10	1,500,000	1,576,680
Ohio State HFA MFH Revenue Bonds:
5.45%, 8/20/34	1,700,000	1,739,967
4.90%, 6/20/48	1,640,000	1,519,034
		4,835,681

Pennsylvania - 2.1%
Ridley Park Pennsylvania Hospital Authority Revenue Bonds, 6.00%, 12/1/13 (escrowed to maturity)	680,000	745,688
South Wayne County Pennsylvania Water and Sewer Authority Revenue Bonds:
5.95%, 10/15/10 (escrowed to maturity)	670,000	703,419
5.95%, 10/15/11 (escrowed to maturity)	730,000	795,255
5.95%, 10/15/12 (escrowed to maturity)	285,000	320,095
University of Pittsburgh Pennsylvania Higher Education Revenue Bonds, 5.00%, 8/1/10	1,000,000	1,038,750
Upper St. Clair Township Pennsylvania GO Bonds, 4.45%, 5/15/33	1,690,000	1,697,064
		5,300,271

Puerto Rico - 7.0%
Puerto Rico Commonwealth GO Bonds:
6.50%, 7/1/14	1,000,000	1,114,020
5.50%, 7/1/17	1,000,000	1,069,490
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds:
6.25%, 7/1/13	1,000,000	1,100,110
5.50%, 7/1/17	2,000,000	2,178,680
6.00%, 7/1/37 (prerefunded 7/01/10 @ 101)	1,500,000	1,576,020
5.25%, 7/1/38 (prerefunded 7/01/12 @ 100)	1,000,000	1,110,480
5.00%, 7/1/40 (prerefunded 7/01/15 @ 100)	500,000	590,050
Puerto Rico HFA Revenue Bonds, 5.00%, 12/1/16 (prerefunded 12/01/13 @ 100)	1,965,000	2,237,310
Puerto Rico Public Buildings Authority Revenue Bonds, 5.25%, 7/1/29 (prerefunded 7/01/14 @ 100)	2,500,000	2,866,550
Puerto Rico Public Finance Corp. Revenue Bonds:
5.70%, 8/1/25 (prerefunded 2/01/10 @ 100)	2,500,000	2,544,275
5.50%, 8/1/27 (escrowed to maturity)	1,000,000	1,204,200
		17,591,185

Rhode Island - 0.2%
Rhode Island Port Authority and Economic Development Corp. Airport Revenue Bonds, 7.00%, 7/1/14	430,000	467,044

South Carolina - 1.0%
Charleston County South Carolina Resource Recovery Revenue Bonds, 5.25%, 1/1/10	2,415,000	2,439,126

Texas - 16.3%
Amarillo Texas Health Facilities Corp. Revenue Bonds, 5.50%, 1/1/12	2,710,000	2,875,256
Bexar County Texas GO Bonds, 5.00%, 6/15/35	3,000,000	3,236,730
Garland Texas GO Bonds, 5.25%, 2/15/20	2,500,000	2,847,425
Hidalgo County Texas Drain District No 1 Bonds, 5.00%, 9/1/25	3,010,000	3,349,137
Houston Texas Hotel Occupancy Tax and Special Revenue Bonds, 5.75%, 9/1/12	2,100,000	2,250,822
Houston Texas Water and Sewer System Revenue Bonds, 5.50%, 12/1/29 (escrowed to maturity)	2,505,000	3,050,814
Lewisville Texas Independent School District GO Bonds, Zero Coupon, 8/15/10	2,000,000	1,987,040
Longview Texas Independent School District GO Bonds, Zero Coupon, 2/15/18	500,000	387,270
Manor Texas Independent School District GO Bonds, 4.50%, 8/1/24	1,000,000	1,054,930
Mission Economic Development Corp. Revenue Bonds, 6.00%, 8/1/20 (mandatory put, 8/1/13 @ 100) (r)	2,000,000	2,142,300
North East Texas Independent School District GO Bonds, 5.25%, 2/1/35	3,345,000	4,012,896
Northside Texas Independent School District GO Bonds, 4.00%, 6/1/35 (mandatory put, 5/31/11 @ 100) (r)	4,855,000	5,057,405
San Antonio Texas Electric And Gas Utility Revenue Bonds, 5.75%, 2/1/15 (prerefunded 2/01/10 @ 100)	1,000,000	1,017,570
Tarrant County Texas Housing Finance Corp. Revenue Bonds, 6.25%, 3/1/04 (b)(f)	13,100,000	6,707,200
Texas State GO Bonds, 5.00%, 4/1/22	1,000,000	1,115,170
		41,091,965

Vermont - 10.5%
Burlington Vermont Electric Revenue Bonds, 5.375%, 7/1/12	1,405,000	1,549,237
Rutland County Vermont Solid Waste District Revenue Bonds:
6.75%, 11/1/09	100,000	100,422
6.80%, 11/1/10	100,000	105,038
6.80%, 11/1/11	100,000	108,937
6.85%, 11/1/12	100,000	112,763
University of Vermont and State Agriculture College Revenue Bonds:
5.00%, 10/1/19	1,000,000	1,119,830
5.00%, 10/1/23	1,000,000	1,066,080
5.125%, 10/1/27 (prerefunded 10/01/12 @ 100)	1,000,000	1,121,410
Vermont State Municipal Bond Bank Revenue Bonds:
5.00%, 12/1/17	1,000,000	1,134,720
5.00%, 12/1/19	2,000,000	2,186,780
Vermont State Educational & Health Buildings Financing Agency Revenue Bonds:
5.00%, 12/1/12	1,000,000	1,042,020
5.00%, 10/1/23	1,000,000	1,020,380
5.00%, 11/1/32	1,810,000	1,876,373
5.50%, 1/1/33	1,100,000	1,044,604
5.00%, 10/31/46	1,000,000	1,043,700
Vermont State GO Bonds:
5.00%, 2/1/15	1,850,000	2,102,451
5.00%, 3/1/15	1,215,000	1,419,667
5.00%, 7/15/17	1,200,000	1,434,600
4.25%, 3/1/26	905,000	966,540
4.50%, 7/15/26	1,000,000	1,077,540
4.50%, 3/1/28	1,150,000	1,235,836
Vermont State Housing Finance Agency Revenue Bonds, 5.35%, 5/1/36	120,000	123,488
Vermont State Housing Finance Agency Single Family Revenue Bonds:
4.00%, 11/1/12 (r)	515,000	521,675
5.25%, 11/1/20	180,000	181,285
5.55%, 11/1/21	535,000	537,787
4.90%, 11/1/22	730,000	742,549
Vermont State Public Power Supply Authority Revenue Bonds, 5.25%, 7/1/13	1,200,000	1,329,504
		26,305,216

Virgin Islands - 0.9%
Virgin Islands Public Finance Authority Revenue Bonds:
5.25%, 10/1/15	1,000,000	1,099,170
6.375%, 10/1/19	1,000,000	1,025,190
4.25%, 10/1/29	200,000	176,094
		2,300,454

Virginia - 1.7%
Chesterfield County Virginia IDA Pollution Control Revenue Bonds:
Series A, 5.875%, 6/1/17 (r)	1,700,000	1,762,645
Series B, 5.875%, 6/1/17 (r)	750,000	777,638
Louisa Virginia IDA Solid Waste & Sewage Disposal Revenue Bonds, 4.35%, 3/1/31 (mandatory put, 3/1/10 @ 100) (r)	1,725,000	1,735,436
		4,275,719

Washington - 4.6%
Clark County Washington School District GO Bonds, 5.00%, 12/1/22	1,500,000	1,678,380
King County Washington Sewer Revenue Bonds:
5.50%, 1/1/28	1,000,000	1,139,150
5.00%, 1/1/39	2,000,000	2,143,680
Washington Sate Health Care Facilities Authority Revenue Bonds, 5.25%, 10/1/33 (r)	5,000,000	5,382,950
Washington State GO Bonds, 5.00%, 2/1/23	1,000,000	1,146,590
		11,490,750

West Virginia - 0.8%
West Virginia State Economic Development Authority Commonwealth Development Revenue Bonds, 6.68%, 4/1/25 (g)(r)*	24,820,000	1,985,600

Wisconsin - 2.7%
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, 5.875%, 12/1/32	1,935,000	1,990,728
Wisconsin State Health & Educational Facilities Authority Revenue VRDN, 3.50%, 2/1/38 (r)	4,700,000	4,700,000
		6,690,728

Other - 2.9%
Capital Trust Agency Housing Revenue Bonds, 5.95%, 1/15/39 (c)(r)*	14,452,566	7,227,150

Total Municipal Obligations (Cost $274,536,262)		245,014,532

TOTAL INVESTMENTS (Cost $274,536,262) - 96.7%		245,014,532
Other assets and liabilities, net - 3.3%		6,221,848
NET ASSETS - 100%		$251,236,380
FUTURES	Number of Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation Depreciation
Sold:
30 Year U.S. Treasury Bonds	45	12/09	$5,461,875	($47,880)
Total Sold

* Non-income producing security

(b) This security was valued by the Board of Trustees.

(c) Capital Trust Agency Housing Revenue Bonds are not accruing interest. This security was issued in July 2008 in exchange for the Series 2005 Capital Trust Agency Housing Revenue Bonds ("Series 2005 Bonds"). Accrued past due interest related to the Series 2005 Bonds as of September 30, 2009 totaled $246,752.

(f) Tarrant County Texas Housing Finance Corp. Revenue Bonds (Chatham Creek project) have been restructured from an original maturity date of March 1, 2002. This security is currently in default for both principal and interest. Accrued interest as of September 30, 2009 totaled $4,159 and includes past due interest due on March 1, 2007. Effective November 2006, this security is no longer accruing interest.

(g) West Virginia State Economic Development Authority Commonwealth Development Revenue Bonds (Stonewall Jackson project) are currently in default for interest. Effective October 2006, this security is no longer accruing interest.

(j) Columbus Georgia Downtown IDA Revenue Bonds (Ralston project) are currently in default for interest. Effective November 2006, this security is no longer accruing interest.

(k) Maryland State Economic Development Corp. Revenue Bonds Series B and C were issued in exchange for 500,000 par Maryland State Economic Development Corp. Revenue Bonds due October 1, 2019 that were previously held by the Fund. Series B is not accruing interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:
AMBAC: American Municipal Bond Assurance Corp.
COPs: Certificates of Participation
GO: General Obligation
HFA: Housing Finance Authority
IDA: Industrial Development Authority
LO: Limited Obligation
MFH: Multi-Family Housing
SO: Special Obligation
VRDN: Variable Rate Demand Notes

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Tax-Free Reserves (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is comprised of two separate portfolios. Money Market is registered as a diversified portfolio and Tax-Free Bond (formerly known as Long-Term) as a non-diversified portfolio. The operations of each Portfolio are accounted for separately. Each Portfolio offers shares of beneficial interest. Money Market Class O shares are sold without a sales charge. Money Market Institutional Class shares ceased operations on June 16, 2009 and required a minimum account balance of $1,000,000 and had a lower expense ratio than Class O shares. The $1 million minimum initial investment may be waived for certain institutional accounts, where it was believed to be in the best interest of the Fund and its shareholders. Class A shares of Tax-Free Bond are sold with a maximum front-end sales charge of 3.75%.

On July 31, 2009, the net assets of the Calvert Tax-Free Reserves, Limited-Term Portfolio merged into the Calvert Tax-Free Bond Fund. The merger was accomplished by a tax-free exchange of 7,018,539 shares of the Calvert Tax-Free Bond Fund (valued at $109,794,351) for 11,765,268 shares of the Limited-Term Portfolio outstanding at July 31, 2009. The Limited-Term Portfolio's net assets as of July 31, 2009, including $32,380,939 of unrealized depreciation, were combined with those of the Calvert Tax-Free Bond Fund.

On July 31, 2009, the net assets of the National Municipal Intermediate Fund merged into the Calvert Tax-Free Reserves, Tax-Free Bond Fund. The merger was accomplished by a tax-free exchange of 2,997,291 shares of the Tax-Free Bond Fund (valued at $46,889,037) for 4,520,505 shares of the National Municipal Intermediate Fund outstanding at July 31, 2009. The National Municipal Intermediate Fund's net assets as of July 31, 2009, including $425,416 of unrealized appreciation, were combined with those of the Tax-Free Bond Fund.

On July 31, 2009, the net assets of the Vermont Municipal Portfolio merged into the Calvert Tax-Free Reserves, Tax-Free Bond Fund. The merger was accomplished by a tax-free exchange of 2,790,066 shares of the Tax-Free Bond Fund (valued at $43,622,620) for 2,804,411 shares of the Vermont Municipal Portfolio outstanding at July 31, 2009. The Vermont Municipal Portfolio's net assets as of July 31, 2009, including $870,726 of unrealized appreciation, were combined with those of the Tax-Free Bond Fund.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees to value its investments wherever possible. Municipal securities are valued utilizing a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. All securities for Money Market are valued at amortized cost which approximates market in accordance with Rule 2a-7 of the Investment Company Act of 1940. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Trustees.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At September 30, 2009, securities valued at $6,707,200, or 2.7% of net assets, of Tax-Free Bond , were fair valued in good faith under the direction of the Board of Trustees.

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Fund's policy regarding valuation of investments, please refer to the Fund's most recent prospectus.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2009:
Money Market	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal obligations	-	$656,121,482	-	$656,121,482
TOTAL	-	$656,121,482	-	$656,121,482

Tax-Free Bond	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal obligations	-	$238,307,332	$6,707,200	$245,014,532
TOTAL	-	$238,307,332	$6,707,200*	$245,014,532
Other financial instruments**	($47,880)	-	-	($47,880)

* Level 3 securities represent 2.7% of net assets.

** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

- CALVERT TAX-FREE RESERVES SEMI-ANNUAL REPORT (UNAUDITED)

Repurchase Agreements: The Portfolios may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Portfolios could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Fund may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations. The Fund is subject to market risk and interest rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to hedge against changes in the value of securities and interest rates. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated "contracts markets" by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See footnotes to Schedules of Investments.) A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly for Money Market; dividends from net investment income are declared and paid monthly for Tax-Free Bond. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has arrangements with its custodian banks whereby the custodians' fees may be paid indirectly by credits earned on the Fund's cash on deposit with the banks. These credits are used to reduce the Fund's expenses. Such deposit arrangements may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service will agree with this opinion. In the event the Internal Revenue Service determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Redemption Fee: Tax-Free Bond charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Portfolio. The redemption fee is paid to the Class of the Portfolio from which the redemption is made, and is accounted for as an addition to paid-in-capital. It is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Portfolio.

New Accounting Pronouncements: In July 2009, the Financial Accounting Standards Board (FASB) launched the FASB Accounting Standards CodificationTM as the single source of authoritative nongovernmental U.S. generally accepted accounting principles (GAAP). The Codification is effective for interim and annual periods ending after September 15, 2009. All existing accounting standards documents are superseded as described in FASB Statement No. 168, The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles. All other accounting literature not included in the Codification is nonauthoritative.

Treasury's Guarantee Plan For Money Market Funds: The Money Market Portfolio had elected to participate in the U.S. Department of the Treasury's Guarantee Program for Money Market Funds (the "Program"). The Program was made available on September 29, 2008 and protected certain shareholders from losses if the Money Market Portfolio was unable to maintain a $1.00 net asset value. The Program applied to shareholders of record on September 19, 2008. Covered shareholders would receive $1.00 per share upon liquidation of the Money Market Portfolio, subject to adjustment and the overall amount available to all money market funds participating in the Program. The Money Market Portfolio bore the expense of its participation in the Program. For the initial three months of the Program, the participation fee was 0.01% of the Money Market Portfolio's net assets as of September 19, 2008 (accordingly, the Money Market Portfolio's gross expenses will increase by this amount). Given that asset levels may vary, the yield impact of these fees may vary over time. The Program was initially scheduled to terminate on December 18, 2008, but has been extended by the Treasury Department through September 18, 2009. For the extension of the Program, the Money Market Portfolio made two program extension payments of 0.015% of the Money Market Portfolio's net assets as of September 19, 2008.

NOTE B -- TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at September 30, 2009, and net realized capital loss carryforwards as of December 31, 2008 for Money Market and July 31, 2009 for Tax-Free Bond with expiration dates:

	MONEY MARKET	TAX-FREE BOND
Federal income tax cost	$656,121,482	$274,508,315
Unrealized appreciation	-	9,656,925
Unrealized (depreciation)	-	(39,150,708)
Net appreciation (depreciation)	-	($29,493,783)

CAPITAL LOSS CARRYFORWARDS
EXPIRATION DATE	MONEY MARKET	TAX-FREE BOND
December 31, 2011	-	$2,121,598
December 31, 2012	-	2,278,445
December 31, 2013	-	616,112
December 31, 2014	-	8,325,283
December 31, 2015	-	4,333,084
December 31, 2016	$40,482	588,029

Capital loss carryforwards may be utilized to offset future capital gains until expiration. Tax-Free Bond's use of net capital loss carryforwards acquired from Calvert Tax-Free Reserves Limited Term, Calvert Tax-Free Reserves Vermont Municipal, and National Municipal Intermediate may be limited under certain tax provisions.

Item 2. Controls and Procedures.

(a) The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT TAX-FREE RESERVES
By:	/s/ Barbara J. Krumsiek Barbara J. Krumsiek President -- Principal Executive Officer
Date:	November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Barbara J. Krumsiek Barbara J. Krumsiek President -- Principal Executive Officer Date: November 25, 2009
/s/ Ronald M. Wolfsheimer Ronald M. Wolfsheimer Treasurer -- Principal Financial Officer Date: November 25, 2009